Document and Entity Information	Mar. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2018
Registrant Name	INCOME FUND OF AMERICA
Central Index Key	0000050013
Amendment Flag	false
Document Creation Date	Mar. 30, 2018
Document Effective Date	Mar. 30, 2018
Prospectus Date	Oct. 01, 2017
INCOME FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AMECX
INCOME FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RIDAX
INCOME FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RIDBX
INCOME FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RIDCX
INCOME FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RIDEX
INCOME FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RIDFX
INCOME FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	IFACX
INCOME FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	IFAFX
INCOME FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CIMAX
INCOME FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CIMCX
INCOME FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CIMEX
INCOME FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CIMFX
INCOME FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	AMEFX
INCOME FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RIDGX
INCOME FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RIEBX
INCOME FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RIDHX
INCOME FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FIFAX
INCOME FUND OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TFAAX
INCOME FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TIAFX